Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, $ in Millions, $ in Billions	3 Months Ended			12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 CAD ($)	Oct. 31, 2022 CAD ($)	Jan. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab	$ 8,358			$ 8,088
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	12.20%	12.20%		12.10%
Fair value of outstanding shares	$ 23,000			$ 24,000	$ 17	$ 18
Closing price of shares | $ / shares					$ 77.42	$ 79.67
Percentage of voting common shares	9.70%	9.70%
Investment in Schwab	$ 8,400			$ 8,100
Share of net income from investment in Schwab	$ 285		$ 231
Charles Schwab Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits		$ 10
Charles Schwab Corporation [member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting common shares	9.90%	9.90%
Charles Schwab Corporation [member] | Bottom of range [member] | Insured Deposit Account Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits		$ 50